NON-CONTROLLING INTEREST (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Original paid-in capital	$ 11,662,157	$ 10,750,157
Additional paid-in capital	1,144,842	1,144,842
Accumulated other comprehensive loss	24,618	54,791
Accumulated deficit	(3,270,260)	(4,856,613)
Non-Controlling interest	(4,694,031)	(3,573,830)
Sino Global Shipping Agency Ltd [Member]
Original paid-in capital	356,400	356,400
Additional paid-in capital	1,044	1,044
Accumulated other comprehensive loss	(64,872)	(85,653)
Accumulated deficit	(5,006,843)	(3,849,640)
Non-Controlling interest	(4,714,271)	(3,577,849)
Trans Pacific Logistics Shanghai Ltd [Member]
Non-Controlling interest	$ 20,240	$ 4,019